DEFERRED INCOME TAXES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Tax losses carryforward		R$ 2,800,162	R$ 2,822,754
Adjustments for current tax of prior periods		1,008,058	1,046,574
Deferred tax expense (income) relating to origination and reversal of temporary differences		4,967,895	5,110,696
Deferred Tax Expense Income Relating To Origination And Reversal Of Temporary Differences Liabilities		(2,512,897)	(2,193,136)
Total deferred taxes		2,454,998	2,917,560	R$ 2,082,537
Deferred tax assets		2,566,461	2,941,270
Deferred tax liabilities		(111,463)	(23,710)
Provisions For Tax Civi Land Labor Risks [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		420,470	458,229
Expected Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		183,504	184,643
Impairment On Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		57,083	64,297
Losses on change in fair value of derivatives		31,930	42,566
Provision For Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		146,652	150,609
Employees Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences			47,227
Write Down To Net Realizable Value Of Inventories [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		48,744	27,934
Employees Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		138,451	148,990
Lease Basis Difference [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences		132,841	95,563
Adjustment To The Expcted Annual Rate [Member]
IfrsStatementLineItems [Line Items]
Deferred tax expense (income) relating to origination and reversal of temporary differences			21,310
Difference On Tax X Accounting Basis For Goodwill Amortization [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Expense Income Relating To Origination And Reversal Of Temporary Differences Liabilities		(323,005)	(307,442)
Difference Between Tax Depreciation Rate And Accounting Depreciation Rate Usefullife [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Expense Income Relating To Origination And Reversal Of Temporary Differences Liabilities		(947,303)	(895,407)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Expense Income Relating To Origination And Reversal Of Temporary Differences Liabilities	[1]	(1,003,955)	(920,214)
Monetary Correction By Hyperinflation [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Expense Income Relating To Origination And Reversal Of Temporary Differences Liabilities		(85,997)
Unrealized Gains On Derivatives Net [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Expense Income Relating To Origination And Reversal Of Temporary Differences Liabilities		(73,998)
Unrealized Fair Value Gains Net [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Expense Income Relating To Origination And Reversal Of Temporary Differences Liabilities		(71,617)	(37,692)
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred Tax Expense Income Relating To Origination And Reversal Of Temporary Differences Liabilities		R$ (7,022)	R$ (32,381)

[1]	The deferred tax liability on business combination is substantially represented by the allocation of goodwill to property, plant and equipment, brands and contingent liabilities.